Stockholders’ Deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warrants [Member]
Number of Options
Balance Outstanding, Beginning	2,225,000
Granted		2,225,000
Forfeited
Balance Outstanding, Ending	2,225,000	2,225,000
Exercisable	2,225,000	2,225,000
Weighted Average Exercise Price
Balance Outstanding, Beginning	$ 0.20
Granted		0.20
Forfeited
Balance Outstanding, Ending	0.20	0.20
Exercisable	$ 0.20	$ 0.20
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning	4 years 9 months 18 days
Balance Outstanding, Ending	4 years 7 months 6 days	4 years 9 months 18 days
Exercisable	4 years 7 months 6 days	4 years 9 months 18 days
Aggregate Intrinsic Value
Balance Outstanding	$ 222,500	$ 333,750
Exercisable	$ 222,500	$ 333,750
Stock Options [Member]
Number of Options
Balance Outstanding, Beginning	300,000
Granted		400,000
Forfeited		(100,000)
Balance Outstanding, Ending	300,000	300,000
Exercisable	300,000	300,000
Weighted Average Exercise Price
Balance Outstanding, Beginning	$ 0.0001
Granted		0.0001
Forfeited		(0.0001)
Balance Outstanding, Ending	0.0001	0.0001
Exercisable	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Term (Years)
Balance Outstanding, Beginning	4 years 6 months
Balance Outstanding, Ending	4 years 3 months 19 days	4 years 6 months
Exercisable	4 years 3 months 19 days	4 years 6 months
Aggregate Intrinsic Value
Balance Outstanding	$ 89,970	$ 104,970
Exercisable	$ 89,970	$ 104,970